Other current liabilities	12 Months Ended
Mar. 31, 2026
Other Current Liabilities
Other current liabilities

37 Other current liabilities

	March 31,
	2025	2026
Advance from customers*	1,027,588	861,238
Statutory liabilities	117,823	73,936
Other liabilities	50,381	5,535
Interest accrued on term loan	1,545	3,036
Total	1,197,337	943,744

*	Advances from customers primarily consist of amounts for future bookings of Airline tickets, Hotel bookings, Packages and freight forwarding services.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)